Schedule of Investments (unaudited) March 31, 2020	BlackRock Enhanced Capital and Income Fund (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.9%

Aerospace & Defense — 1.5%
BAE Systems PLC, ADR	368,457	$9,414,076

Automobiles — 0.9%
General Motors Co.	278,867	5,794,856

Banks — 5.8%
Bank of America Corp.(a)	531,370	11,280,985
JPMorgan Chase & Co.	156,887	14,124,537
Truist Financial Corp.	99,120	3,056,861
U.S. Bancorp	216,300	7,451,535

		35,913,918

Beverages — 0.9%
Molson Coors Beverage Co., Class B	134,787	5,258,041

Biotechnology — 1.8%
Biogen, Inc.(b)	35,885	11,353,296

Capital Markets — 1.5%
E*Trade Financial Corp.	121,202	4,159,652
Raymond James Financial, Inc.	79,919	5,050,881

		9,210,533

Chemicals — 1.9%
Corteva, Inc.(b)	501,730	11,790,655

Communications Equipment — 2.6%
Cisco Systems, Inc.	400,605	15,747,783

Construction & Engineering — 1.7%
Quanta Services, Inc.	336,136	10,665,595

Consumer Finance — 0.8%
Ally Financial, Inc.	329,892	4,760,342

Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.	303,319	16,297,330

Electrical Equipment — 1.4%
Hubbell, Inc.	72,430	8,310,618

Food & Staples Retailing — 2.3%
Walmart, Inc.	124,972	14,199,319

Health Care Equipment & Supplies — 1.5%
Koninklijke Philips NV	231,013	9,277,482

Health Care Providers & Services — 5.7%
Anthem, Inc.	35,433	8,044,708
Laboratory Corp. of America Holdings(b)	99,837	12,618,399
UnitedHealth Group, Inc.	58,671	14,631,374

		35,294,481

Household Durables — 2.1%
D.R. Horton, Inc.	134,012	4,556,408

Security	Shares	Value

Household Durables (continued)

Sony Corp. — ADR	139,976	$8,283,780

		12,840,188

Independent Power and Renewable Electricity Producers — 1.4%
AES Corp.	648,794	8,823,598

Insurance — 0.4%
Assured Guaranty Ltd.	98,202	2,532,630

Interactive Media & Services — 9.1%
Alphabet, Inc., Class A(a)(b)	29,488	34,263,581
Facebook, Inc., Class A(b)	132,486	22,098,665

		56,362,246

Internet & Direct Marketing Retail — 6.0%
Alibaba Group Holding Ltd. — ADR(b)	64,409	12,526,262
Amazon.com, Inc.(b)	11,818	23,041,791
Booking Holdings, Inc.(b)	1,055	1,419,313

		36,987,366

IT Services — 4.3%
Cognizant Technology Solutions Corp., Class A	232,587	10,808,318
Visa, Inc., Class A	97,551	15,717,417

		26,525,735

Machinery — 1.4%
Fortive Corp.	150,833	8,324,473

Media — 3.6%
Comcast Corp., Class A	491,233	16,888,591
Fox Corp., Class A	221,050	5,223,411

		22,112,002

Multiline Retail — 4.1%
Dollar General Corp.	83,545	12,616,130
Dollar Tree, Inc.(b)	169,189	12,430,316

		25,046,446

Oil, Gas & Consumable Fuels — 3.4%
BP PLC — ADR	299,399	7,302,342
Chevron Corp.	109,563	7,938,935
ConocoPhillips	185,175	5,703,390

		20,944,667

Personal Products — 2.0%
Unilever NV — NY Shares	258,156	12,595,431

Pharmaceuticals — 5.6%
Novo Nordisk A/S — ADR	159,692	9,613,458
Pfizer, Inc.	421,267	13,750,155

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Capital and Income Fund (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Sanofi — ADR	254,898	$11,144,141

		34,507,754

Professional Services — 0.7%
Robert Half International, Inc.	111,687	4,216,184

Road & Rail — 0.8%
Norfolk Southern Corp.	34,880	5,092,480

Semiconductors & Semiconductor Equipment — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	233,189	11,144,102

Software — 8.3%
CDK Global, Inc.	194,477	6,388,569
Microsoft Corp.(a)	284,745	44,907,134

		51,295,703

Specialty Retail — 2.9%
Lowe’s Cos., Inc.	113,546	9,770,634
O’Reilly Automotive, Inc.(b)	23,626	7,112,607

Security	Shares	Value

Specialty Retail (continued)
Ross Stores, Inc.	9,167	$797,254

		17,680,495

Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc.(c)	149,575	38,035,427

Textiles, Apparel & Luxury Goods — 0.4%
Skechers U.S.A., Inc., Class A(b)	113,879	2,703,488

Tobacco — 2.3%
Altria Group, Inc.(a)	370,620	14,331,875

Trading Companies & Distributors — 0.1%
United Rentals, Inc.(b)	6,187	636,643

Total Long-Term Investments — 99.9% (Cost — $576,757,038)		616,027,258

Short-Term Securities — 3.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(d)(e)	18,292,864	18,292,864

Total Short-Term Securities — 3.0% (Cost — $18,292,864)		18,292,864

Total Investments Before Options Written — 102.9% (Cost — $595,049,902)		634,320,122

Options Written — (1.8)% (Premiums Received — $11,418,762)		(11,190,411)

Total Investments, Net of Options Written — 101.1% (Cost — $583,631,140)		623,129,711

Liabilities in Excess of Other Assets — (1.1)%		(6,621,122)

Net Assets — 100.0%		$616,508,589

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Annualized 7-day yield as of period end.
(e)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,423,595	13,869,269	(b)	—	18,292,864	$18,292,864	$16,597	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Capital and Income Fund (CII)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipts

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Sanofi — ADR	49	04/01/20	USD	51.00	USD	214	$—
Alibaba Group Holding Ltd. — ADR	8	04/03/20	USD	225.00	USD	156	(40)
Altria Group, Inc.	309	04/03/20	USD	46.00	USD	1,195	(2,782)
Anthem, Inc.	37	04/03/20	USD	280.00	USD	840	(12,950)
Anthem, Inc.	37	04/03/20	USD	310.00	USD	840	(740)
Apple, Inc.	193	04/03/20	USD	310.00	USD	4,908	(193)
Bank of America Corp.	585	04/03/20	USD	35.50	USD	1,242	(584)
Biogen, Inc.	110	04/03/20	USD	325.00	USD	3,480	(29,700)
Chevron Corp.	133	04/03/20	USD	112.00	USD	964	(1,195)
Cisco Systems, Inc.	108	04/03/20	USD	48.50	USD	425	(755)
Cisco Systems, Inc.	80	04/03/20	USD	46.50	USD	314	(400)
ConocoPhillips	93	04/03/20	USD	60.00	USD	286	(91)
D.R. Horton, Inc.	435	04/03/20	USD	63.50	USD	1,479	(141,375)
General Motors Co.	178	04/03/20	USD	36.50	USD	370	(5,162)
JPMorgan Chase & Co.	88	04/03/20	USD	141.00	USD	792	(2,640)
Lowe’s Cos., Inc.	126	04/03/20	USD	113.00	USD	1,084	(1,890)
Pfizer, Inc.	137	04/03/20	USD	37.00	USD	447	(1,094)
Pfizer, Inc.	383	04/03/20	USD	38.75	USD	1,250	—
Skechers U.S.A., Inc., Class A	131	04/03/20	USD	40.00	USD	311	(4,585)
Sony Corp. — ADR	159	04/03/20	USD	67.00	USD	941	(3,975)
Corteva, Inc.	198	04/07/20	USD	31.82	USD	465	(10)
Corteva, Inc.	229	04/07/20	USD	30.75	USD	538	(41)
Alibaba Group Holding Ltd. — ADR	128	04/09/20	USD	212.50	USD	2,489	(3,072)
Altria Group, Inc.	149	04/09/20	USD	43.50	USD	576	(23,542)
Amazon.com, Inc.	11	04/09/20	USD	1,950.00	USD	2,145	(51,259)
Anthem, Inc.	74	04/09/20	USD	300.00	USD	1,680	(27,010)
BP PLC — ADR	184	04/09/20	USD	33.00	USD	449	(3,679)
Bank of America Corp.	322	04/09/20	USD	28.00	USD	684	(482)
Booking Holdings, Inc.	3	04/09/20	USD	1,450.00	USD	404	(5,025)
Chevron Corp.	39	04/09/20	USD	100.00	USD	283	(4,523)
Cisco Systems, Inc.	26	04/09/20	USD	44.50	USD	102	(117)
ConocoPhillips	285	04/09/20	USD	51.00	USD	878	(1,426)
D.R. Horton, Inc.	286	04/09/20	USD	60.00	USD	972	(122,981)
General Motors Co.	334	04/09/20	USD	31.00	USD	694	(3,340)
JPMorgan Chase & Co.	81	04/09/20	USD	129.00	USD	729	(971)
Lowe’s Cos., Inc.	126	04/09/20	USD	113.00	USD	1,084	(29,735)
Microsoft Corp.	179	04/09/20	USD	170.00	USD	2,823	(20,138)
Norfolk Southern Corp.	126	04/09/20	USD	137.00	USD	1,840	(152,460)
Pfizer, Inc.	416	04/09/20	USD	37.00	USD	1,358	(1,664)
Skechers U.S.A., Inc., Class A	222	04/09/20	USD	23.50	USD	527	(26,640)

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Sony Corp. — ADR	227	04/09/20	USD	66.00	USD	1,343	$(5,675)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	202	04/09/20	USD	52.00	USD	965	(5,050)
U.S. Bancorp	287	04/09/20	USD	44.50	USD	989	(5,167)
UnitedHealth Group, Inc.	135	04/09/20	USD	285.00	USD	3,367	(9,044)
Verizon Communications, Inc.	65	04/09/20	USD	58.00	USD	349	(1,300)
Verizon Communications, Inc.	180	04/09/20	USD	57.32	USD	967	(2,062)
Visa, Inc., Class A	47	04/09/20	USD	150.00	USD	757	(65,800)
Walmart, Inc.	112	04/09/20	USD	118.00	USD	1,273	(10,136)
AES Corp.	1,147	04/17/20	USD	20.00	USD	1,560	(22,941)
AES Corp.	1,081	04/17/20	USD	13.00	USD	1,470	(124,315)
Alibaba Group Holding Ltd. — ADR	26	04/17/20	USD	225.00	USD	506	(390)
Ally Financial, Inc.	2,045	04/17/20	USD	19.00	USD	2,951	(35,788)
Alphabet, Inc., Class A	11	04/17/20	USD	1,280.00	USD	1,278	(5,995)
Alphabet, Inc., Class A	69	04/17/20	USD	1,190.00	USD	8,017	(213,900)
Altria Group, Inc.	149	04/17/20	USD	45.00	USD	576	(745)
Altria Group, Inc.	1,341	04/17/20	USD	40.00	USD	5,186	(124,042)
Amazon.com, Inc.	32	04/17/20	USD	1,950.00	USD	6,239	(214,400)
Amazon.com, Inc.	22	04/17/20	USD	2,030.00	USD	4,289	(65,560)
Anthem, Inc.	71	04/17/20	USD	230.00	USD	1,612	(81,650)
Apple, Inc.	356	04/17/20	USD	275.00	USD	9,053	(105,910)
Apple, Inc.	30	04/17/20	USD	270.00	USD	763	(12,900)
Assured Guaranty Ltd.	43	04/17/20	USD	47.00	USD	111	(1,420)
Assured Guaranty Ltd.	288	04/17/20	USD	43.00	USD	743	(10,656)
Assured Guaranty Ltd.	277	04/17/20	USD	25.00	USD	714	(68,281)
BP PLC — ADR	98	04/17/20	USD	39.00	USD	239	(147)
BP PLC — ADR	205	04/17/20	USD	37.00	USD	500	(1,025)
BP PLC — ADR	197	04/17/20	USD	24.00	USD	480	(34,475)
Bank of America Corp.	525	04/17/20	USD	35.00	USD	1,115	(526)
Bank of America Corp.	146	04/17/20	USD	23.00	USD	310	(7,301)
Biogen, Inc.	114	04/17/20	USD	330.00	USD	3,607	(79,230)
Booking Holdings, Inc.	3	04/17/20	USD	1,500.00	USD	404	(4,379)
CDK Global, Inc.	702	04/17/20	USD	50.00	USD	2,306	(87,750)
Chevron Corp.	213	04/17/20	USD	65.00	USD	1,543	(193,831)
Chevron Corp.	132	04/17/20	USD	112.01	USD	956	(837)
Cisco Systems, Inc.	161	04/17/20	USD	47.50	USD	633	(483)
Cisco Systems, Inc.	269	04/17/20	USD	42.50	USD	1,057	(10,626)
Cognizant Technology Solutions Corp., Class A	58	04/17/20	USD	72.50	USD	270	(1,160)
Cognizant Technology Solutions Corp., Class A	92	04/17/20	USD	70.00	USD	428	(1,840)
Cognizant Technology Solutions Corp., Class A	103	04/17/20	USD	50.00	USD	479	(8,498)
Comcast Corp., Class A	156	04/17/20	USD	47.50	USD	536	(780)
Comcast Corp., Class A	44	04/17/20	USD	42.50	USD	151	(3,080)
Comcast Corp., Class A	143	04/17/20	USD	40.00	USD	492	(1,430)
Comcast Corp., Class A	83	04/17/20	USD	35.00	USD	285	(16,559)
ConocoPhillips	75	04/17/20	USD	62.50	USD	231	(974)
ConocoPhillips	93	04/17/20	USD	29.00	USD	286	(30,690)
Corteva, Inc.	396	04/17/20	USD	29.00	USD	931	(4,950)
Corteva, Inc.	276	04/17/20	USD	26.00	USD	649	(12,420)
Corteva, Inc.	388	04/17/20	USD	25.00	USD	912	(32,979)
Dollar General Corp.	4	04/17/20	USD	160.00	USD	60	(700)
Dollar Tree, Inc.	332	04/17/20	USD	85.00	USD	2,439	(28,220)
E*Trade Financial Corp.	553	04/17/20	USD	55.00	USD	1,898	(1,383)
E*Trade Financial Corp.	198	04/17/20	USD	35.00	USD	680	(54,350)

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Facebook, Inc., Class A	120	04/17/20	USD	215.00	USD	2,002	$(540)
Facebook, Inc., Class A	51	04/17/20	USD	177.50	USD	851	(13,133)
Fortive Corp.	213	04/17/20	USD	70.00	USD	1,176	(10,650)
Fortive Corp.	314	04/17/20	USD	50.00	USD	1,733	(199,389)
Fox Corp., Class A	773	04/17/20	USD	26.00	USD	1,827	(69,570)
General Motors Co.	185	04/17/20	USD	34.00	USD	384	(1,850)
General Motors Co.	260	04/17/20	USD	26.00	USD	540	(5,590)
General Motors Co.	505	04/17/20	USD	23.00	USD	1,049	(39,642)
Hubbell, Inc.	9	04/17/20	USD	110.00	USD	103	(5,895)
Hubbell, Inc.	77	04/17/20	USD	120.00	USD	883	(38,693)
JPMorgan Chase & Co.	81	04/17/20	USD	130.00	USD	729	(243)
Koninklijke Philips NV	487	04/17/20	USD	40.00	USD	1,956	(92,530)
Koninklijke Philips NV	232	04/17/20	USD	47.20	USD	932	(2,049)
Koninklijke Philips NV	71	04/17/20	USD	48.65	USD	285	(455)
Laboratory Corp. of America Holdings	26	04/17/20	USD	120.00	USD	329	(24,960)
Lowe’s Cos., Inc.	165	04/17/20	USD	105.00	USD	1,420	(15,675)
Lowe’s Cos., Inc.	153	04/17/20	USD	120.00	USD	1,317	(3,366)
Microsoft Corp.	256	04/17/20	USD	170.00	USD	4,037	(52,480)
Microsoft Corp.	376	04/17/20	USD	160.00	USD	5,930	(228,420)
Microsoft Corp.	346	04/17/20	USD	144.00	USD	5,457	(586,470)
Molson Coors Beverage Co., Class B	92	04/17/20	USD	57.50	USD	359	(1,840)
Molson Coors Brewing Co.	66	04/17/20	USD	39.00	USD	257	(10,065)
Norfolk Southern Corp.	45	04/17/20	USD	155.00	USD	657	(16,988)
Norfolk Southern Corp.	45	04/17/20	USD	160.00	USD	657	(12,713)
Novo Nordisk A/S — ADR	291	04/17/20	USD	57.50	USD	1,752	(109,125)
O’Reilly Automotive, Inc.	55	04/17/20	USD	300.00	USD	1,656	(103,125)
O’Reilly Automotive, Inc.	91	04/17/20	USD	400.00	USD	2,740	(5,915)
Pfizer, Inc.	383	04/17/20	USD	39.00	USD	1,250	(958)
Pfizer, Inc.	137	04/17/20	USD	37.00	USD	447	(891)
Pfizer, Inc.	449	04/17/20	USD	34.00	USD	1,466	(18,185)
Quanta Services, Inc.	245	04/17/20	USD	28.00	USD	777	(85,750)
Raymond James Financial, Inc.	20	04/17/20	USD	97.50	USD	126	(9,000)
Raymond James Financial, Inc.	17	04/17/20	USD	102.41	USD	107	(7)
Robert Half International, Inc.	428	04/17/20	USD	45.00	USD	1,616	(18,190)
Ross Stores, Inc.	56	04/17/20	USD	90.00	USD	487	(15,260)
Sanofi — ADR	243	04/17/20	USD	50.00	USD	1,062	(3,038)
Sanofi — ADR	338	04/17/20	USD	45.00	USD	1,478	(38,025)
Sanofi — ADR	615	04/17/20	USD	44.00	USD	2,689	(138,376)
Skechers U.S.A., Inc., Class A	131	04/17/20	USD	40.00	USD	311	(5,895)
Sony Corp. — ADR	201	04/17/20	USD	70.00	USD	1,190	(3,015)
Sony Corp. — ADR	158	04/17/20	USD	62.50	USD	935	(16,591)
Truist Financial Corp.	373	04/17/20	USD	37.50	USD	1,150	(42,895)
U.S. Bancorp	358	04/17/20	USD	37.50	USD	1,233	(29,355)
Unilever NV — NY Shares	528	04/17/20	USD	52.50	USD	2,576	(19,801)
Unilever NV — NY Shares	302	04/17/20	USD	59.55	USD	1,473	(1,578)
United Rentals, Inc.	38	04/17/20	USD	110.00	USD	391	(20,710)
UnitedHealth Group, Inc.	47	04/17/20	USD	280.00	USD	1,172	(11,515)
UnitedHealth Group, Inc.	46	04/17/20	USD	240.00	USD	1,147	(87,054)
Verizon Communications, Inc.	266	04/17/20	USD	60.00	USD	1,429	(1,995)
Verizon Communications, Inc.	437	04/17/20	USD	57.50	USD	2,348	(11,144)
Verizon Communications, Inc.	299	04/17/20	USD	58.75	USD	1,607	(4,304)
Visa, Inc., Class A	296	04/17/20	USD	175.00	USD	4,769	(87,320)

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Visa, Inc., Class A	117	04/17/20	USD	165.00	USD	1,885	$(79,560)
Walmart, Inc.	183	04/17/20	USD	116.00	USD	2,079	(33,306)
Walmart, Inc.	113	04/17/20	USD	118.00	USD	1,284	(33,787)
Alphabet, Inc., Class A	69	04/24/20	USD	1,200.00	USD	8,017	(234,945)
Alphabet, Inc., Class A	35	04/24/20	USD	1,165.00	USD	4,067	(181,125)
Altria Group, Inc.	338	04/24/20	USD	40.00	USD	1,307	(45,968)
Apple, Inc.	324	04/24/20	USD	242.50	USD	8,239	(696,600)
BP PLC — ADR	204	04/24/20	USD	27.50	USD	498	(11,118)
Bank of America Corp.	9	04/24/20	USD	25.00	USD	19	(189)
Chevron Corp.	162	04/24/20	USD	60.00	USD	1,174	(223,965)
Cisco Systems, Inc.	263	04/24/20	USD	41.50	USD	1,034	(23,539)
Cognizant Technology Solutions Corp., Class A	154	04/24/20	USD	50.00	USD	716	(17,325)
Corteva, Inc	269	04/24/20	USD	29.55	USD	632	(6,142)
Facebook, Inc., Class A	194	04/24/20	USD	185.00	USD	3,236	(30,264)
JPMorgan Chase & Co.	55	04/24/20	USD	120.75	USD	495	(2,369)
Lowe’s Cos., Inc.	11	04/24/20	USD	80.00	USD	95	(9,103)
Microsoft Corp.	376	04/24/20	USD	165.00	USD	5,930	(193,640)
Molson Coors Brewing Co.	677	04/24/20	USD	42.50	USD	2,641	(125,245)
Pfizer, Inc.	611	04/24/20	USD	33.00	USD	1,994	(96,844)
Skechers U.S.A., Inc., Class A	222	04/24/20	USD	25.50	USD	527	(33,300)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	202	04/24/20	USD	53.50	USD	965	(9,090)
U.S. Bancorp	338	04/24/20	USD	36.00	USD	1,164	(50,869)
UnitedHealth Group, Inc.	135	04/24/20	USD	265.00	USD	3,367	(110,700)
Verizon Communications, Inc.	143	04/24/20	USD	57.00	USD	768	(5,720)
Walmart, Inc.	183	04/24/20	USD	117.00	USD	2,079	(47,123)
Alibaba Group Holding Ltd. — ADR	22	05/01/20	USD	182.50	USD	428	(36,410)
Bank of America Corp.	937	05/01/20	USD	22.00	USD	1,989	(121,342)
Cisco Systems, Inc.	219	05/01/20	USD	39.50	USD	861	(45,881)
Dollar Tree, Inc.	358	05/01/20	USD	80.00	USD	2,630	(171,840)
Facebook, Inc., Class A	167	05/01/20	USD	160.00	USD	2,786	(255,928)
JPMorgan Chase & Co.	87	05/01/20	USD	106.00	USD	783	(7,482)
JPMorgan Chase & Co.	160	05/01/20	USD	98.00	USD	1,440	(41,840)
Lowe’s Cos., Inc.	122	05/01/20	USD	72.00	USD	1,050	(191,540)
Microsoft Corp.	225	05/01/20	USD	162.50	USD	3,548	(164,250)
Pfizer, Inc.	260	05/01/20	USD	34.50	USD	849	(13,390)
U.S. Bancorp	179	05/01/20	USD	38.00	USD	617	(16,558)
Walmart, Inc.	183	05/01/20	USD	118.00	USD	2,079	(72,376)
AES Corp.	1,114	05/15/20	USD	16.00	USD	1,515	(38,990)
Alibaba Group Holding Ltd. — ADR	24	05/15/20	USD	205.00	USD	467	(13,380)
Altria Group, Inc.	135	05/15/20	USD	42.50	USD	522	(20,858)
BP PLC — ADR	159	05/15/20	USD	21.00	USD	388	(73,140)
CDK Global, Inc.	409	05/15/20	USD	40.00	USD	1,344	(30,675)
Cisco Systems, Inc.	276	05/15/20	USD	40.00	USD	1,085	(60,306)
Comcast Corp., Class A	458	05/15/20	USD	37.50	USD	1,575	(106,485)
ConocoPhillips	201	05/15/20	USD	50.00	USD	619	(4,422)
ConocoPhillips	202	05/15/20	USD	30.00	USD	622	(85,850)
D.R. Horton, Inc.	110	05/15/20	USD	42.50	USD	374	(14,685)
Dollar General Corp.	539	05/15/20	USD	150.00	USD	8,139	(474,320)
Dollar Tree, Inc.	358	05/15/20	USD	80.00	USD	2,630	(126,195)
Facebook, Inc., Class A	120	05/15/20	USD	165.00	USD	2,002	(157,200)
Facebook, Inc., Class A	169	05/15/20	USD	175.00	USD	2,819	(130,553)
General Motors Co.	266	05/15/20	USD	25.00	USD	553	(24,605)

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Hubbell, Inc.	68	05/15/20	USD	120.00	USD	780	$(35,870)
JPMorgan Chase & Co.	193	05/15/20	USD	95.00	USD	1,738	(92,157)
Laboratory Corp. of America Holdings	250	05/15/20	USD	115.00	USD	3,160	(426,250)
Microsoft Corp.	31	05/15/20	USD	155.00	USD	489	(42,160)
Pfizer, Inc.	95	05/15/20	USD	32.00	USD	310	(17,528)
Quanta Services, Inc.	399	05/15/20	USD	41.00	USD	1,266	(13,965)
Quanta Services, Inc.	245	05/15/20	USD	28.00	USD	777	(120,050)
Raymond James Financial, Inc.	184	05/15/20	USD	82.50	USD	1,163	(10,580)
Raymond James Financial, Inc.	138	05/15/20	USD	75.00	USD	872	(19,320)
Robert Half International, Inc.	214	05/15/20	USD	50.00	USD	808	(63,130)
Robert Half International, Inc.	20	05/15/20	USD	67.50	USD	126	(7,500)
Sanofi — ADR	294	05/15/20	USD	44.00	USD	1,285	(49,245)
Sony Corp. — ADR	122	05/15/20	USD	65.00	USD	722	(17,385)
Truist Financial Corp.	241	05/15/20	USD	32.50	USD	743	(63,745)
U.S. Bancorp	179	05/15/20	USD	32.50	USD	617	(72,942)
Unilever NV — NY Shares	308	05/15/20	USD	52.50	USD	1,503	(66,990)
Verizon Communications, Inc.	490	05/15/20	USD	52.50	USD	2,633	(158,025)
Visa, Inc., Class A	47	05/15/20	USD	155.00	USD	757	(72,850)
Visa, Inc., Class A	97	05/15/20	USD	175.00	USD	1,563	(56,988)

							$(11,033,256)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Novo Nordisk A/S — ADR	JPMorgan Chase Bank N.A.	26,700	04/01/20	USD	64.39	USD	1,607	$(17)
Unilever NV — NY Shares	Bank of America N.A.	20,900	04/01/20	USD	59.66	USD	1,020	—
Unilever NV — NY Shares	Credit Suisse International	13,600	04/01/20	USD	57.30	USD	664	—
Quanta Services, Inc.	Citibank N.A.	58,500	04/02/20	USD	40.47	USD	1,856	—
BAE Systems PLC, ADR	Credit Suisse International	31,300	04/09/20	USD	33.63	USD	800	(35)
AES Corp.	Barclays Bank PLC	68,000	04/14/20	USD	21.18	USD	925	(95)
BAE Systems PLC, ADR	Credit Suisse International	31,300	04/14/20	USD	32.84	USD	800	(531)
Hubbell, Inc.	Citibank N.A.	17,300	04/14/20	USD	146.43	USD	1,985	(3,567)
Laboratory Corp. of America Holdings	JPMorgan Chase Bank N.A.	31,200	04/14/20	USD	192.98	USD	3,943	(393)
Quanta Services, Inc.	Credit Suisse International	55,700	04/17/20	USD	41.16	USD	1,767	(3,193)
Hubbell, Inc.	Barclays Bank PLC	12,200	04/24/20	USD	140.74	USD	1,400	(16,006)
BAE Systems PLC, ADR	JPMorgan Chase Bank N.A.	18,200	04/29/20	USD	31.90	USD	465	(3,581)
BAE Systems PLC, ADR	Credit Suisse International	23,100	05/14/20	USD	23.13	USD	590	(79,307)
BAE Systems PLC, ADR	Credit Suisse International	25,000	05/20/20	USD	26.02	USD	639	(50,430)

								$(157,155)

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Capital and Income Fund (CII)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$616,027,258	$—	$—	$616,027,258
Short-Term Securities	18,292,864	—	—	18,292,864

	$634,320,122	$—	$—	$634,320,122

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(11,013,285)	$(177,126)	—	$(11,190,411)

(a)	See above Schedule of Investments for values in each industry
(b)	Derivative financial instruments are options written. Options written are shown at value.

8